Exhibit 99.1

Nissan Auto Receivables 2022-A Owner Trust

Servicer’s Certificate

Collection Period	28-Feb-26	30/360 Days	30	Collection Period Start	1-Feb-26
Distribution Date	16-Mar-26	Actual/360 Days	27	Collection Period End	28-Feb-26
				Prior Month Settlement Date	17-Feb-26
				Current Month Settlement Date	16-Mar-26

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Pool Balance		1,142,065,005.32	83,462,359.39	74,282,311.04	0.071311
Yield Supplement Overcollaterization		100,398,337.54	1,973,354.82	1,672,337.58
Total Adjusted Pool Balance		1,041,666,667.78	81,489,004.57	72,609,973.46
Total Adjusted Securities		1,041,666,667.78	81,489,004.57	72,609,973.46	0.069706
Class A-1 Notes	0.49597%	180,000,000.00	0.00	0.00	0.000000
Class A-2a Notes	1.32000%	365,000,000.00	0.00	0.00	0.000000
Class A-2b Notes	0.00000%	0.00	0.00	0.00	0.000000
Class A-3 Notes	1.86000%	365,000,000.00	0.00	0.00	0.000000
Class A-4 Notes	2.07000%	90,000,000.00	39,822,336.79	30,943,305.68	0.343815
Certificates	0.00000%	41,666,667.78	41,666,667.78	41,666,667.78	1.000000

	Principal Payment	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	—	—
Class A-2a Notes	0.00	0.00	—	—
Class A-2b Notes	0.00	0.00	—	—
Class A-3 Notes	0.00	0.00	—	—
Class A-4 Notes	8,879,031.11	68,693.53	98.6559012	0.7632614
Certificates	0.00	0.00	—	—

Total Securities	8,879,031.11	68,693.53

I. COLLECTIONS

Interest:
Interest Collections				103,743.78
Repurchased Loan Proceeds Related to Interest				0.00

Total Interest Collections				103,743.78
Principal:
Principal Collections				9,080,667.49
Repurchased Loan Proceeds Related to Principal				0.00

Total Principal Collections				9,080,667.49
Recoveries of Defaulted Receivables				79,280.63

Total Collections				9,263,691.90

II. COLLATERAL POOL BALANCE DATA

			Number	Amount
Adjusted Pool Balance - Beginning of Period			16,621	81,489,004.57
Total Principal Payment				8,879,031.11

			15,776	72,609,973.46

Nissan Auto Receivables 2022-A Owner Trust

Servicer’s Certificate

III. DISTRIBUTIONS

Total Collections	9,263,691.90
Reserve Account Draw	0.00
Total Available for Distribution	9,263,691.90
1. Reimbursement of Advance	0.00
2. Servicing Fee:
Servicing Fee Due	69,551.97
Servicing Fee Paid	69,551.97
Servicing Fee Shortfall	0.00
3. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Interest Distributable Amount	0.00
Class A-1 Notes Monthly Interest Paid	0.00
Change in Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest Distributable Amount	0.00
Class A-2a Notes Monthly Interest Paid	0.00
Change in Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest Distributable Amount	0.00
Class A-2b Notes Monthly Interest Paid	0.00
Change in Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest Distributable Amount	0.00
Class A-3 Notes Monthly Interest Paid	0.00
Change in Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest Distributable Amount	68,693.53
Class A-4 Notes Monthly Interest Paid	68,693.53
Change in Class A-4 Notes Interest Carryover Shortfall	0.00

Nissan Auto Receivables 2022-A Owner Trust

Servicer’s Certificate

Total Note Monthly Interest
Total Note Monthly Interest Due		68,693.53
Total Note Monthly Interest Paid		68,693.53
Total Note Interest Carryover Shortfall		0.00
Change in Total Note Interest Carryover Shortfall		0.00
Total Available for Principal Distribution		9,125,446.40
4. Total Monthly Principal Paid on the Notes		8,879,031.11
Total Noteholders’ Principal Carryover Shortfall		0.00
Total Noteholders’ Principal Distributable Amount		8,879,031.11
Change in Total Noteholders’ Principal Carryover Shortfall		0.00
5. Total Monthly Principal Paid on the Certificates		0.00
Total Certificateholders’ Principal Carryover Shortfall		0.00
Total Certificateholders’ Principal Distributable Amount		0.00
Change in Total Certificateholders’ Principal Carryover Shortfall		0.00
Remaining Available Collections		246,415.29
Deposit from Remaining Available Collections to fund Reserve Account		0.00
Remaining Available Collections Released to Certificateholder		246,415.29

V. RESERVE ACCOUNT

Initial Reserve Account Amount		2,604,166.67
Required Reserve Account Amount		2,604,166.67
Beginning Reserve Account Balance		2,604,166.67
Deposit of Remaining Available Collections		0.00
Ending Reserve Account Balance		2,604,166.67
Required Reserve Account Amount for Next Period		2,604,166.67

VI. POOL STATISTICS

Weighted Average Coupon		1.57%
Weighted Average Remaining Maturity		13.83

	Amount	Number
Principal on Defaulted Receivables	99,380.86	8
Principal Recoveries of Defaulted Receivables	79,280.63

Monthly Net Losses	20,100.23
Pool Balance at Beginning of Collection Period	83,462,359.39
Net Loss Ratio for Third Preceding Collection Period	-0.67%
Net Loss Ratio for Second Preceding Collection Period	-0.99%
Net Loss Ratio for Preceding Collection Period	-0.76%
Net Loss Ratio for Current Collection Period	0.29%
Four-Month Average Net Loss Ratio	-0.53%
Cumulative Net Losses for all Periods	1,965,531.32

Nissan Auto Receivables 2022-A Owner Trust

Servicer’s Certificate

	Amount	Number	% of Receivables (EOP Balance)
Delinquent Receivables:
31-60 Days Delinquent	769,512.19	105	1.04%
61-90 Days Delinquent	169,156.53	28	0.23%
91-120 Days Delinquent	6,742.60	5	0.01%
More than 120 Days	0.00	0	0.00%

Total 31+ Days Delinquent Receivables:	945,411.32	138	1.27%
61+ Days Delinquencies as Percentage of Receivables (EOP):
Delinquency Ratio for Third Preceding Collection Period	0.28%	0.19%
Delinquency Ratio for Second Preceding Collection Period	0.23%	0.17%
Delinquency Ratio for Preceding Collection Period	0.25%	0.17%
Delinquency Ratio for Current Collection Period	0.24%	0.21%
Four-Month Average Delinquency Ratio	0.25%	0.19%
60 Day Delinquent Receivables	184,170.37
Delinquency Percentage	0.25%
Delinquency Trigger	4.90%
Does the Delinquency Percentage exceed the Delinquency Trigger?	No
Principal Balance of Extensions	263,019.19
Number of Extensions	34

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been a material change in practices with respect to charge-offs, collection and management of delinquent Receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

			NO

2. Have there been any material breaches of representations, warranties or covenants contained in the Receivables?			NO

3. Has there been an issuance of notes or other securities backed by the Receivables?			NO

4. Has there been a material change in the underwriting, origination or acquisition of Receivables?			NO